Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the year, net	$ 477,521	$ 396,955	$ 269,535
Items related to operating activities:
Other non-cash costs related to the transfer of conventional assets	33,570	27,539
Share-based payments	34,923	23,133	16,576
Net increase (decrease) in provisions	1,261	(578)	2,790
Net changes in foreign exchange rate	453	(18,458)	(33,263)
Discount of assets and liabilities at present value	(933)	(2,137)	2,561
Discount for well plugging and abandonment	1,312	2,387	2,444
Income tax expense	113,306	148,404	163,979
Employee benefits	489	300	502
(Reversal of) allowance for expected credit losses			(36)
Items related to investing activities:
Gain related to the transfer of conventional assets	0	(89,659)	0
(Reversal) impairment of long-lived assets	(4,207)	24,585
Gain from farmout agreement	0	(24,429)	(18,218)
Interest income	(4,535)	(1,235)	(809)
Changes in the fair value of financial assets	(14,120)	(19,437)	17,599
Depreciation and depletion	431,788	272,371	231,746
Amortization of intangible assets	5,911	4,059	3,116
Items related to financing activities:
Interest expense	62,499	21,879	28,886
Amortized cost	1,649	1,810	2,365
Interest expense on lease liabilities	3,093	2,894	1,925
Remeasurement in borrowings		72,044	52,817
Other financial income (expense)	(14,855)	26,381	(9,242)
Changes in the fair value of warrants			30,350
Changes in working capital:
Trade and other receivables	(210,622)	(81,260)	(34,515)
Inventories	(1,720)	2,058	500
Trade and other payables	109,334	61,230	40,183
Payments of employee benefits	(424)	(283)	(254)
Salaries and payroll taxes	(16,247)	(26,441)	2,877
Other taxes and royalties	(23,396)	(43,507)	(8,024)
Provisions	2,295	(1,359)	(2,265)
Income tax payment	(29,319)	(67,213)	(74,354)
Net cash flows provided by operating activities	959,026	712,033	689,771
Cash flows from investing activities
Payments for acquisitions of property, plant and equipment	(1,052,530)	(688,437)	(479,025)
Proceeds from the transfer of conventional assets	10,734	10,000
Payments for acquisitions of other intangible assets	(11,328)	(7,293)	(6,030)
Payments for acquisitions of investments in associates	(3,287)	(2,176)	(3,466)
Interest received	4,535	1,235	809
Proceeds from farmout agreement		26,650	20,000
Prepayment of leases		(14,292)
Payments for the acquisition of AFBN assets		(25,000)	(115,000)
Net cash flows (used in) investing activities	(1,051,876)	(699,313)	(582,712)
Cash flows from financing activities
Proceeds from borrowings	1,320,897	318,169	128,788
Payment of borrowings principal	(470,351)	(211,499)	(195,091)
Payment of borrowings interest	(53,897)	(22,993)	(34,430)
Payment of borrowings cost	(7,631)	(1,779)	(1,670)
Payments of lease	(56,641)	(36,780)	(11,494)
Share repurchase	(99,846)		(29,304)
Proceeds from (payments of) other financial results	8,680	(25,562)
Net cash flows provided by (used in) financing activities	641,211	19,556	(143,201)
Net increase (decrease) in cash and cash equivalents	548,361	32,276	(36,142)
Cash and cash equivalents at beginning of year	209,516	241,956	311,217
Effect of exposure to changes in the foreign currency rate and other financial results of cash and cash equivalents	(2,267)	(64,716)	(33,119)
Net increase (decrease) in cash and cash equivalents	548,361	32,276	(36,142)
Cash and cash equivalents at end of year	755,610	209,516	241,956
Significant transactions that generated no cash flows
Acquisition of property, plant and equipment through increase in trade and other payables	341,448	152,607	138,543
Changes in well plugging and abandonment with an impact in property, plant and equipment	$ 23,325	(930)	$ (713)
Disposal for transfer of conventional assets through increase in trade and other receivables		$ (116,071)